Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 29,465	$ 13,347	$ 65,103	$ 45,944
General and administrative	15,210	2,569	15,918	9,874
Total operating expenses	44,675	15,916	81,021	55,818
Loss from operations	(44,675)	(15,916)	(81,021)	(55,818)
Other (loss) income:
Interest expense			(20,765)	(94)
Interest income	247	538	1,093	3,608
Change in fair value of Series F convertible preferred stock tranche liabilities			(999,987)
Change in fair value of assumed common stock warrant liabilities	(30,800)		(581,863)
Other income	103		760	1,041
Total other (loss) income	(30,414)	538	(1,600,762)	4,555
Change in fair value of assumed common stock warrant liabilities	(30,764)		(20,765)	(94)
Net loss	(75,089)	(15,378)	(1,681,783)	(51,263)
Less: Net (loss) income attributable to non-controlling interest, net of tax of $0 for the years ended December 31, 2020 and 2019	(10)	(4)	(6)	20
Net loss attributable to common stockholders	(75,079)	(15,374)	(1,681,777)	(51,283)
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities	174	315	(121)	121
Total comprehensive loss	(74,915)	(15,063)	(1,681,904)	(51,142)
Less: Comprehensive (loss) income attributable to non-controlling interest	(10)	(4)	(6)	20
Comprehensive loss attributable to common stockholders	$ (74,905)	$ (15,059)	$ (1,681,898)	$ (51,162)
Basic and Diluted net loss per share	$ (0.20)	$ (0.06)	$ (6.67)	$ (0.21)
Basic and Diluted weighted-average common shares outstanding	368,783,516	239,792,967	252,143,509	239,636,062